SEGMENTAL ANALYSIS - Schedule of Operating Segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Segment	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Number of reporting segments | Segment	2
The Group
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	£ 11,036	£ 10,770	£ 12,220
Other income	3,637	3,815	4,388
Total income	14,673	14,585	16,608
Operating expenses	(10,206)	(9,196)	(11,123)
Profit before tax	5,785	1,329	4,123
Segment external assets	602,849	599,939
Segment external liabilities	562,077	558,821
Analysis of segment other income:
Segment other income	2,195	1,924	2,363
Fee and commission expense	(942)	(909)	(1,027)
Net fee and commission income	1,253	1,015	1,336
Other income	3,637	3,815	4,388
Other segment items reflected in income statement above:
Depreciation and amortisation	2,777	2,670	2,602
Defined benefit scheme charges	234	244
Underlying basis | The Group
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	11,036	10,770	12,220
Other income	3,637	3,815	4,388
Total income	14,673	14,585	16,608
Operating expenses	(10,206)	(9,196)	(11,123)
Impairment credit	1,318	(4,060)	(1,362)
Profit before tax	5,785	1,329	4,123
External income	14,673	14,585	16,608
Inter-segment (expense) income	0	0	0
Segment income	14,673	14,585	16,608
Segment external assets	602,849	599,939	581,368
Segment external liabilities	562,077	558,821	542,469
Analysis of segment other income:
Segment other income	2,195	1,924	2,363
Fee and commission expense	(942)	(909)	(1,027)
Net fee and commission income	1,253	1,015	1,336
Operating lease rental income	1,059	1,120	1,247
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(116)	145	196
Other income	1,441	1,535	1,609
Other income	3,637	3,815	4,388
Other segment items reflected in income statement above:
Depreciation and amortisation	2,777	2,670	2,602
Defined benefit scheme charges	236	247	245
Other segment items:
Additions to fixed assets	3,102	2,815	3,552
Underlying basis | The Group | Current accounts
Analysis of segment other income:
Segment other income	634	610	656
Underlying basis | The Group | Credit and debit card fees
Analysis of segment other income:
Segment other income	878	748	961
Underlying basis | The Group | Commercial banking fees
Analysis of segment other income:
Segment other income	284	169	166
Underlying basis | The Group | Private banking and asset management
Analysis of segment other income:
Segment other income		1	38
Underlying basis | The Group | Factoring
Analysis of segment other income:
Segment other income	76	76	103
Underlying basis | The Group | Other fees and commissions
Analysis of segment other income:
Segment other income	323	320	439
Retail | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	8,581	8,321	9,129
Other income	1,754	1,735	2,025
Total income	10,335	10,056	11,154
Operating expenses	(5,766)	(5,816)	(7,912)
Impairment credit	455	(2,384)	(1,038)
Profit before tax	5,024	1,856	2,204
External income	11,706	11,859	13,111
Inter-segment (expense) income	(1,371)	(1,803)	(1,957)
Segment income	10,335	10,056	11,154
Segment external assets	371,746	359,171	351,301
Segment external liabilities	322,146	295,216	261,019
Analysis of segment other income:
Segment other income	1,175	1,077	1,220
Fee and commission expense	(577)	(571)	(571)
Net fee and commission income	598	506	649
Operating lease rental income	1,046	1,104	1,225
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	0
Other income	110	125	151
Other income	1,754	1,735	2,025
Other segment items reflected in income statement above:
Depreciation and amortisation	1,525	1,760	1,712
Defined benefit scheme charges	89	97	108
Other segment items:
Additions to fixed assets	1,922	1,684	2,208
Retail | Underlying basis | Current accounts
Analysis of segment other income:
Segment other income	504	497	518
Retail | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Segment other income	614	517	634
Retail | Underlying basis | Commercial banking fees
Analysis of segment other income:
Segment other income	0	0	0
Retail | Underlying basis | Private banking and asset management
Analysis of segment other income:
Segment other income		0	0
Retail | Underlying basis | Factoring
Analysis of segment other income:
Segment other income	0	0	0
Retail | Underlying basis | Other fees and commissions
Analysis of segment other income:
Segment other income	57	63	68
Commercial Banking | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	2,240	2,300	2,691
Other income	753	673	870
Total income	2,993	2,973	3,561
Operating expenses	(2,314)	(1,673)	(1,818)
Impairment credit	857	(1,280)	(313)
Profit before tax	1,536	20	1,430
External income	2,643	2,496	2,773
Inter-segment (expense) income	350	477	788
Segment income	2,993	2,973	3,561
Segment external assets	77,451	83,155	89,630
Segment external liabilities	120,049	126,008	125,240
Analysis of segment other income:
Segment other income	880	742	948
Fee and commission expense	(230)	(195)	(299)
Net fee and commission income	650	547	649
Operating lease rental income	13	16	22
Gains less losses on disposal of financial assets at fair value through other comprehensive income	0	0	(5)
Other income	90	110	204
Other income	753	673	870
Other segment items reflected in income statement above:
Depreciation and amortisation	273	242	315
Defined benefit scheme charges	29	28	43
Other segment items:
Additions to fixed assets	168	89	247
Commercial Banking | Underlying basis | Current accounts
Analysis of segment other income:
Segment other income	126	109	133
Commercial Banking | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Segment other income	264	231	327
Commercial Banking | Underlying basis | Commercial banking fees
Analysis of segment other income:
Segment other income	247	169	166
Commercial Banking | Underlying basis | Private banking and asset management
Analysis of segment other income:
Segment other income		0	0
Commercial Banking | Underlying basis | Factoring
Analysis of segment other income:
Segment other income	76	76	103
Commercial Banking | Underlying basis | Other fees and commissions
Analysis of segment other income:
Segment other income	167	157	219
Other | Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Net interest income	215	149	400
Other income	1,130	1,407	1,493
Total income	1,345	1,556	1,893
Operating expenses	(2,126)	(1,707)	(1,393)
Impairment credit	6	(396)	(11)
Profit before tax	(775)	(547)	489
External income	324	230	724
Inter-segment (expense) income	1,021	1,326	1,169
Segment income	1,345	1,556	1,893
Segment external assets	153,652	157,613	140,437
Segment external liabilities	119,882	137,597	156,210
Analysis of segment other income:
Segment other income	140	105	195
Fee and commission expense	(135)	(143)	(157)
Net fee and commission income	5	(38)	38
Operating lease rental income	0	0	0
Gains less losses on disposal of financial assets at fair value through other comprehensive income	(116)	145	201
Other income	1,241	1,300	1,254
Other income	1,130	1,407	1,493
Other segment items reflected in income statement above:
Depreciation and amortisation	979	668	575
Defined benefit scheme charges	118	122	94
Other segment items:
Additions to fixed assets	1,012	1,042	1,097
Other | Underlying basis | Current accounts
Analysis of segment other income:
Segment other income	4	4	5
Other | Underlying basis | Credit and debit card fees
Analysis of segment other income:
Segment other income	0	0	0
Other | Underlying basis | Commercial banking fees
Analysis of segment other income:
Segment other income	37	0	0
Other | Underlying basis | Private banking and asset management
Analysis of segment other income:
Segment other income		1	38
Other | Underlying basis | Factoring
Analysis of segment other income:
Segment other income	0	0	0
Other | Underlying basis | Other fees and commissions
Analysis of segment other income:
Segment other income	£ 99	£ 100	£ 152